Document and Entity Information	May 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2022
Current Fiscal Year End Date	--06-30
Entity Registrant Name	ASPENTECH Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34630
Entity Tax Identification Number	04-2739697
Entity Address, Address Line One	20 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	221-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000929940
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	AZPN
Security Exchange Name	NASDAQ
Entity Information, Former Legal or Registered Name	Aspen Technology, Inc